TRADE ACCOUNTS RECEIVABLE - Rollforward of the expected credit losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Rollforward of the expected credit losses
Beginning	R$ (95,053)	R$ (105,989)
Ending	(97,934)	(95,053)
Trade accounts receivable
Rollforward of the expected credit losses
Beginning	(31,962)	(21,109)
(Provisions)/Reversals, net	(2,585)	(35,202)
Utilisation Allowance Account For Credit Losses Financial Assetss	5,790	24,230
Increase Decrease In Allowance Account For Credi tLosses Financial Assets	(1,543)	119
Ending	R$ (30,300)	R$ (31,962)